CONSOLIDATED STATEMENTS OF INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred policy acquisition costs					$ 687	$ 697
Compensation and benefits
Deferred acquisition costs	$ 42	$ 41	$ 122	$ 123	156	154	$ 157
Commissions and distribution related payments
Deferred acquisition costs	138	121	390	391	523	536	559
Amortization of deferred poilicy acquisition costs, net
Deferred acquisition costs					(503)	(779)	(431)
Deferred policy acquisition costs	180	162	512	514	687	697	723
Other operating cost and expenses
Deferred acquisition costs					$ 8	$ 7	$ 7
Other operating costs and expenses
Deferred acquisition costs	$ 1	$ 2	$ 3	$ 6